Reserves - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Accumulated comprehensive loss of investments in associates and joint ventures	₩ (532,833)	₩ (693,176)
Changes in fair value of equity investments at fair value through other comprehensive income	(153,359)	(359,283)
Foreign currency translation differences	7,762	(339,707)
Gain or losses on valuation of derivatives	(455)	(699)
Others	11,900	11,947
Reserves	₩ (666,985)	₩ (1,380,918)